SCHEDULE OF BOND LIABILITIES (Details) - USD ($)		3 Months Ended		12 Months Ended
		Apr. 30, 2026		Jan. 31, 2026		Jan. 31, 2025
Principal Amount		$ 2,880,000		$ 3,130,000		$ 3,135,000
Barry Swenson [Member]
Principal Amount		$ 500,000	[1],[2],[3]	$ 500,000	[1],[2],[3]	500,000	[4],[5],[6]
Interest Rate		8.50%	[1],[2],[3]	8.50%	[4],[5],[6]
Note Date		Dec. 31, 2017	[1],[2],[3]	Dec. 31, 2017	[4],[5],[6]
Maturity Date		Dec. 31, 2025	[1],[2],[3]	Dec. 31, 2025	[4],[5],[6]
Don H. Adair or Joanne Adair [Member]
Principal Amount			[1],[7],[8],[9]	$ 125,000	[1],[7],[8],[9]	125,000	[4],[10],[11],[12]
Interest Rate		8.50%	[1],[7],[8],[9]	8.50%	[4],[10],[11],[12]
Note Date		Feb. 15, 2017	[1],[7],[8],[9]	Feb. 15, 2017	[4],[10],[11],[12]
Maturity Date		Feb. 15, 2026	[1],[7],[8],[9]	Feb. 15, 2026	[4],[10],[11],[12]
Joseph Swinford or Danielle Swinford [Member]
Principal Amount			[1],[7],[8],[9]	$ 50,000	[1],[7],[8],[9]	50,000	[4],[10],[11],[12]
Interest Rate		8.50%	[1],[7],[8],[9]	8.50%	[4],[10],[11],[12]
Note Date		Feb. 15, 2017	[1],[7],[8],[9]	Feb. 15, 2017	[4],[10],[11],[12]
Maturity Date		Feb. 15, 2026	[1],[7],[8],[9]	Feb. 15, 2026	[4],[10],[11],[12]
Brandon Swain or Sierra Swain [Member]
Principal Amount			[1],[7],[8],[9]	$ 50,000	[1],[7],[8],[9]	50,000	[4],[10],[11],[12]
Interest Rate		8.50%	[1],[7],[8],[9]	8.50%	[4],[10],[11],[12]
Note Date		Feb. 15, 2017	[1],[7],[8],[9]	Feb. 15, 2017	[4],[10],[11],[12]
Maturity Date		Feb. 15, 2026	[1],[7],[8],[9]	Feb. 15, 2026	[4],[10],[11],[12]
Scott Collins or Kendra Collins [Member]
Principal Amount			[1],[7],[8],[9]	$ 12,500	[1],[7],[8],[9]	12,500	[4],[10],[11],[12]
Interest Rate		8.50%	[1],[7],[8],[9]	8.50%	[4],[10],[11],[12]
Note Date		Feb. 15, 2017	[1],[7],[8],[9]	Feb. 15, 2017	[4],[10],[11],[12]
Maturity Date		Feb. 15, 2026	[1],[7],[8],[9]	Feb. 15, 2026	[4],[10],[11],[12]
Carl Collins or Ellen Collins [Member]
Principal Amount			[1],[7],[8]	$ 12,500	[1],[7],[8]	12,500	[4],[10],[11]
Interest Rate		8.50%	[1],[7],[8]	8.50%	[4],[10],[11]
Note Date		Feb. 15, 2017	[1],[7],[8]	Feb. 15, 2017	[4],[10],[11]
Maturity Date		Feb. 15, 2026	[1],[7],[8]	Feb. 15, 2026	[4],[10],[11]
Bret Renaud [Member]
Principal Amount		$ 5,000	[1],[2],[3],[13]	$ 5,000	[1],[2],[3],[13]	5,000	[4],[5],[6],[14]
Interest Rate		8.50%	[1],[2],[3],[13]	8.50%	[4],[5],[6],[14]
Note Date		Oct. 14, 2017	[1],[2],[3],[13]	Oct. 14, 2017	[4],[5],[6],[14]
Maturity Date		Oct. 14, 2024	[1],[2],[3],[13]	Oct. 14, 2024	[4],[5],[6],[14]
James Hardy [Member]
Principal Amount		$ 7,000	[1],[2],[7]	$ 7,000	[1],[2],[7]	7,000	[4],[5],[10]
Interest Rate		7.50%	[1],[2],[7]	7.50%	[4],[5],[10]
Note Date		Aug. 24, 2021	[1],[2],[7]	Aug. 24, 2021	[4],[5],[10]
Maturity Date		May 31, 2028	[1],[2],[7]	May 31, 2028	[4],[5],[10]
Rick Ward [Member]
Principal Amount		$ 15,000	[1],[2],[7]	$ 15,000	[1],[2],[7]	15,000	[4],[5],[10]
Interest Rate		7.50%	[1],[2],[7]	7.50%	[4],[5],[10]
Note Date		Aug. 24, 2021	[1],[2],[7]	Aug. 24, 2021	[4],[5],[10]
Maturity Date		May 31, 2028	[1],[2],[7]	May 31, 2028	[4],[5],[10]
Robert & Joan Sweetman [Member]
Principal Amount		$ 10,000	[1],[2],[7],[15]	$ 10,000	[1],[2],[7],[15]	10,000	[4],[5],[10],[16]
Interest Rate		8.00%	[1],[2],[7],[15]	8.00%	[4],[5],[10],[16]
Note Date		Jul. 01, 2018	[1],[2],[7],[15]	Jul. 01, 2018	[4],[5],[10],[16]
Maturity Date		Jul. 01, 2025	[1],[2],[7],[15]	Jul. 01, 2025	[4],[5],[10],[16]
Michael Swenson [Member]
Principal Amount		$ 10,000	[1],[2],[7],[15]	$ 10,000	[1],[2],[7],[15]	10,000	[4],[5],[10],[16]
Interest Rate		8.00%	[1],[2],[7],[15]	8.00%	[4],[5],[10],[16]
Note Date		Jul. 01, 2018	[1],[2],[7],[15]	Jul. 01, 2018	[4],[5],[10],[16]
Maturity Date		Jul. 01, 2025	[1],[2],[7],[15]	Jul. 01, 2025	[4],[5],[10],[16]
Connie Sun [Member]
Principal Amount		$ 3,000	[1],[2],[7],[15]	$ 3,000	[1],[2],[7],[15]	3,000	[4],[5],[10],[16]
Interest Rate		8.00%	[1],[2],[7],[15]	8.00%	[4],[5],[10],[16]
Note Date		Jul. 01, 2018	[1],[2],[7],[15]	Jul. 01, 2018	[4],[5],[10],[16]
Maturity Date		Jul. 01, 2025	[1],[2],[7],[15]	Jul. 01, 2025	[4],[5],[10],[16]
Elizabeth Enoch [Member]
Principal Amount		$ 10,000	[1],[2],[7],[15]	$ 10,000	[1],[2],[7],[15]	10,000	[4],[5],[10],[16]
Interest Rate		8.00%	[1],[2],[7],[15]	8.00%	[4],[5],[10],[16]
Note Date		Aug. 01, 2018	[1],[2],[7],[15]	Aug. 01, 2018	[4],[5],[10],[16]
Maturity Date		Jul. 01, 2025	[1],[2],[7],[15]	Jul. 01, 2025	[4],[5],[10],[16]
William C. Stanton and Carol Stanton [Member]
Principal Amount		$ 3,000	[1],[2],[7],[15]	$ 3,000	[1],[2],[7],[15]	3,000	[4],[5],[10],[16]
Interest Rate		8.00%	[1],[2],[7],[15]	8.00%	[4],[5],[10],[16]
Note Date		Jul. 01, 2018	[1],[2],[7],[15]	Jul. 01, 2018	[4],[5],[10],[16]
Maturity Date		Jul. 01, 2025	[1],[2],[7],[15]	Jul. 01, 2025	[4],[5],[10],[16]
Jim Hammerel [Member]
Principal Amount	[4]				[10],[11]	5,000	[5],[6]
Interest Rate	[4],[5],[6]			8.50%
Note Date	[4],[5],[6]			Sep. 21, 2017
Maturity Date	[4],[5],[6]			Sep. 21, 2024
Yin Yin Silver Limited [Member]
Principal Amount		$ 500,000	[1],[2],[3],[17]	$ 500,000	[1],[2],[3],[17]	500,000	[4],[5],[6],[18]
Interest Rate		8.50%	[1],[2],[3],[17]	8.50%	[4],[5],[6],[18]
Note Date		Aug. 04, 2015	[1],[2],[3],[17]	Aug. 04, 2015	[4],[5],[6],[18]
Maturity Date		Dec. 27, 2027	[1],[2],[3],[17]	Aug. 04, 2025	[4],[5],[6],[18]
Yin Yin Silver Limited One [Member]
Principal Amount		$ 500,000	[1],[2],[3],[17]	$ 500,000	[1],[2],[3],[17]	500,000	[4],[5],[6],[18]
Interest Rate		8.50%	[1],[2],[3],[17]	8.50%	[4],[5],[6],[18]
Note Date		Oct. 28, 2016	[1],[2],[3],[17]	Oct. 28, 2016	[4],[5],[6],[18]
Maturity Date		Oct. 28, 2026	[1],[2],[3],[17]	Oct. 28, 2026	[4],[5],[6],[18]
Yin Yin Silver Limited Two [Member]
Principal Amount		$ 250,000	[1],[2],[3],[17]	$ 250,000	[1],[2],[3],[17]	250,000	[4],[5],[6],[18]
Interest Rate		8.50%	[1],[2],[3],[17]	8.50%	[4],[5],[6],[18]
Note Date		Dec. 27, 2017	[1],[2],[3],[17]	Dec. 27, 2017	[4],[5],[6],[18]
Maturity Date		Apr. 08, 2025	[1],[2],[3],[17]	Dec. 27, 2027	[4],[5],[6],[18]
Elatam Group Ltd [Member]
Principal Amount		$ 67,000	[1],[2],[7]	$ 67,000	[1],[2],[7]	67,000	[4],[5],[10]
Interest Rate		7.50%	[1],[2],[7]	7.50%	[4],[5],[10]
Note Date		Aug. 24, 2021	[1],[2],[7]	Aug. 24, 2021	[4],[5],[10]
Maturity Date		May 31, 2028	[1],[2],[7]	May 31, 2028	[4],[5],[10]
Acepac Holdings [Member]
Principal Amount		$ 1,000,000	[1],[7],[19]	$ 1,000,000	[1],[7],[19]	$ 1,000,000	[4],[10],[20]
Interest Rate		7.50%	[1],[7],[19]	7.50%	[4],[10],[20]
Note Date		Aug. 24, 2021	[1],[7],[19]	Aug. 24, 2021	[4],[10],[20]
Maturity Date		May 31, 2028	[1],[7],[19]	May 31, 2028	[4],[10],[20]

[1]	All notes above are secured by the following collateral: all the assets of Idaho CuMo except for the following patented lode mining claims located in Section 13, Township 8 North, Range 5 East, Boise Meridian, Boise County, Idaho, as depicted on Mineral Survey 1706: (i) Blackbird, (ii) Red Flag, (iii) Enterprise, (iv) Enterprise Fraction, (v) Commonwealth, (vi) Baby Mine. Each Note will rank pari passu with all other Notes.
[2]	Financial investment by accredited investor.
[3]	Interest capitalized; accrual dates 6/30 and 12/31.
[4]	All notes above are secured by the following collateral: all the assets of Idaho CuMo except for the following patented lode mining claims located in Section 13, Township 8 North, Range 5 East, Boise Meridian, Boise County, Idaho, as depicted on Mineral Survey 1706: (i) Blackbird, (ii) Red Flag, (iii) Enterprise, (iv) Enterprise Fraction, (v) Commonwealth, (vi) Baby Mine. Each Note will rank pari passu with all other Notes.
[5]	Financial investment by accredited investor.
[6]	Interest capitalized; accrual dates 6/30 and 12/31.
[7]	Interest paid in cash on 6/30 and 12/31.
[8]	Issued in exchange for 20 unpatented mining claims located approximately 10 miles northeast of Pioneerville, Idaho.
[9]	On September 25, 2023, these notes were extended from February 15, 2024, to February 15, 2025. The extension was analyzed for modification versus extinguishment and was determined to be a modification. On December 16, 2024, the notes were extended again, to February 15, 2026.
[10]	Interest paid in cash on 6/30 and 12/31.
[11]	Issued in exchange for 20 unpatented mining claims located approximately 10 miles northeast of Pioneerville, Idaho.
[12]	On September 25, 2023, these notes were extended from February 15, 2024, to February 15, 2025. The extension was analyzed for modification versus extinguishment and was determined to be a modification. On December 16, 2024, the notes were extended again, to February 15, 2026.
[13]	This note is in default as of 10/14/24. The Company has attempted to contact Renaud without success.
[14]	This note is in default as of 10/14/24. The Company has attempted to contact Renaud without success.
[15]	These notes are in default as of 7/1/25.
[16]	These notes are in default as of 7/1/25.
[17]	The Company has been advised by counsel that the notes cannot be repaid without receipt of basic KYC/AML information from the bondholder including: Articles of Incorporation, evidence of good standing, a list of shareholders of the entity, and identification documents from each shareholder. The Company has repeatedly requested this information from the bondholder and has received no response. The notes are governed by British Columbia law, which has a 24-month statute of limitations on past due debt. If the creditor has not compiled the Company’s KYC/AML request in that time frame, the notes will be written off, and the principal and accrued interest will be taken into income.
[18]	The Company has been advised by counsel that the notes cannot be repaid without receipt of basic KYC/AML information from the bondholder including: Articles of Incorporation, evidence of good standing, a list of shareholders of the entity, and identification documents from each shareholder. The Company has repeatedly requested this information from the bondholder and has received no response. The notes are governed by British Columbia law, which has a 24-month statute of limitations on past due debt. If the creditor has not compiled the Company’s KYC/AML request in that time frame, the notes will be written off, and the principal and accrued interest will be taken into income.
[19]	Issued to settle litigation between MultiMetal Development Ltd. (former parent company of Idaho Copper Corp) and Acepac Holdings.
[20]	Issued to settle litigation between MultiMetal Development Ltd. (former parent company of Idaho Copper Corp) and Acepac Holdings.